Note 3 - Common Stock	12 Months Ended
Dec. 31, 2012
Notes
Note 3 - Common Stock

NOTE 3 – Common Stock

The total number of common shares authorized that may be issued by the Company is 500,000,000 shares with a par value of $0.0001 per share.

During the period February 23, 2011 (inception) to December 31, 2012 the Company issued an aggregate of 506,000,000 shares as follows:

  100,000,000 shares to its officers as Founder’s Shares;
  10,000,000 shares to consultants for total consideration of $100,000, or $0.01 per share, based on the value of the services performed;
  1,570,000 shares to investors for $15,700 in cash ($0.01 per share);
  1,000,000 shares to an investor that has subscribed to pay the Company $10,000 in cash ($0.01 per share);
  1,007,500 shares to retire an outstanding convertible promissory note aggregating $20,150 in principal and accrued interest ($0.02 per share, which was a fixed conversion price as per the Promissory Note Agreement entered into with M Stocks, LLC on August 29, 2012; as such, no gain or loss was incurred with this issuance);
  236,000,000 shares to the Company’s officers valued at $35,376,400 ($0.15 per share, which was the closing price of the Company’s stock as reported by the OTC Bulletin Board on the date of issue); and
  156,422,500 shares to consultants valued at $23,463,375 ($0.15 per share, which was the closing price of the Company’s stock as reported by the OTC Bulletin Board on the date of issue).

On August 6, 2012, after making numerous attempts to collect the cash due for subscribed stock, the Company cancelled and returned to its treasury 1,000,000 shares of its subscribed common stock, $0.0001 par value.

On November 27, 2012, the Company mutually agreed to rescind its consulting agreement with Arctic Eyes, LLC.  Arctic Eyes returned 5,000,000 shares of the Company’s common stock, $0.0001 par value, which was subsequently cancelled by the Company.

As of December 31, 2012, the Company had 500,000,000 shares of its common stock issued and outstanding.